Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 41	$ 20	$ 21
Receivables for Investment		312
Other current assets	207	103	83
Total prepaid expenses and other current assets	$ 248	$ 435	$ 104